Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (180,324)	$ (114,164)
Reconciliation of net loss to net cash used in operating activities:
Depreciation and amortization expense	15,943	7,404
Non-cash interest expense, and amortization of debt discount and issuance costs	2,893	0
Stock-based compensation expense	26,932	7,185
Other non-cash compensation expense	5,046	0
Gain from change in the fair value of warrants and earnout shares	(49,853)	0
Loss from transaction costs related to merger	9,087	0
Write-off of in-process research and development project	5,030	0
Income from equity method investment and gain on deconsolidation	(29,405)	(12,703)
Net accretion and amortization of investments in marketable debt securities	4,335	1,179
Deferred income taxes	(10,544)	0
Changes in operating assets and liabilities
Other receivables and prepaid expenses and other current assets	(11,807)	(3,101)
Other non-current assets	10,480	(82)
Accounts payable and accrued and other liabilities	6,438	8,382
Net cash used in operating activities	(195,749)	(105,900)
Cash flows from investing activities
Purchase of marketable securities	(401,626)	(620,781)
Proceeds from sales of marketable securities	52,448	28,660
Proceeds from maturities of marketable securities	369,636	222,675
Purchases of property and equipment	(32,340)	(23,306)
Disposal Of Cash on Deconsolidation of Subsidiary	0	(407)
Acquisitions, Net of Cash	(6,854)	0
Net cash used in investing activities	(18,736)	(393,159)
Cash flows from financing activities
Proceeds from issuance of Series C redeemable convertible preferred stock, net		69,860
Proceeds from merger	1,067,922	0
Payments for offering costs	(50,391)	0
Proceeds from issuance of convertible notes	74,972	0
Proceeds from the exercise of stock options and warrants issuance	1,456	369
Repayments of tenant improvement loan and capital lease obligation	(1,179)	(1,009)
Net cash provided by financing activities	1,092,780	69,220
Net change in cash, cash equivalents and restricted cash	878,295	(429,839)
Cash, cash equivalents and restricted cash, at the beginning of the year	78,030	507,869
Cash, cash equivalents and restricted cash, at the end of the year	956,325	78,030
Reconciliation of cash, cash equivalents and restricted cash to consolidated balance sheets
Cash and cash equivalents	955,563	77,337
Restricted cash	762	693
Cash, cash equivalents and restricted cash in consolidated balance sheets	956,325	78,030
Non-cash investing and financing activities
Unpaid property and equipment purchases	654	1,806
Property and equipment purchased through capital leases	926	0
Uber Elevate acquisition in exchange for Series C preferred stock	34,216	0
Uber contractual agreement in exchange for Series C preferred stock	42,938	0
Conversion of Uber note payable to Series C preferred stock	77,399	0
Conversion of preferred stock	846,622	0
Net non-cash assets acquired in merger	1,159
Deconsolidation of net liabilities of fully owned subsidiary due to loss of control	$ 0	$ 1,713